Income taxes - Schedule of Changes in Deferred Tax Assets and Liabilities (Details) $ in Millions	12 Months Ended
Mar. 29, 2026 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	$ 95.7
Deferred tax liabilities, beginning balance	(20.8)
Net deferred tax assets, beginning balance	74.9
Adjustments	0.0
Net income	(8.7)
Foreign exchange translation	(1.4)
Other comprehensive income	1.1
Deferred tax assets, ending balance	76.9
Deferred tax liabilities, ending balance	(11.0)
Net deferred tax assets, ending balance	65.9
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Adjustments	0.0
Net income	(17.3)
Foreign exchange translation	(1.5)
Other comprehensive income	0.0
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Adjustments	0.0
Net income	8.6
Foreign exchange translation	0.1
Other comprehensive income	$ 1.1